Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of comprehensive income [abstract]
Loss for the year	$ (87,449)	$ (73,675)	$ (39,339)
Items that may be reclassified to statement of loss (net of tax)
Currency translation differences	(4,336)	(4,736)	7,338
Total items that may be reclassified to statement of loss	(4,336)	(4,736)	7,338
Items that will not be reclassified to statement of loss (net of tax)
Remeasurement of defined benefit plans	2,154	461	184
Total items that will not be reclassified to statement of loss	2,154	461	184
Other comprehensive (loss) income for the year	(2,182)	(4,275)	7,522
Total comprehensive loss for the year	(89,631)	(77,950)	(31,817)
Attributable to owners of the parent	$ (89,631)	$ (77,950)	$ (31,817)